March 12, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Mutual of America Separate Account No. 2
(File No. 033-05609)

Commissioners:

Pursuant to Rule 461 under the 1933 Act, Mutual of America Separate Account No. 2 hereby requests that the effective date of the above-referenced registration statement filed on Form N-4 be accelerated to May 1, 2010, or as soon thereafter as reasonably practicable.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

By:	MUTUAL OF AMERICA LIFE INSURANCE COMPANY

By:	/s/ James J. Roth
James J. Roth
Executive Vice President and General Counsel

March 12, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Mutual of America Separate Account No. 2
(File No.033-05609)

Commissioners:

Pursuant to Rule 461 under the 1933 Act, Mutual of America Life Insurance Company, the Principal Underwriter, hereby joins a request by the Registrant to accelerate the effective date of the above-referenced registration statement filed on Form N-4 to May 1, 2010, or as soon thereafter as reasonably practicable.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

By:	/s/ James J. Roth
James J. Roth
Executive Vice President and General Counsel